INCENTIVE COMPENSATION (Details) - USD ($)			2 Months Ended	3 Months Ended				12 Months Ended
	Jan. 20, 2015	Apr. 02, 2012	Dec. 31, 2012	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Unit based compensation
Vesting period	1 year
Weighted-average grant date fair value
Forfeited units (in dollars per unit)								$ 23.01
Unit-based compensation expense				$ 813,000			$ 529,000	$ 10,074,000	$ 2,186,000	$ 630,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares								(1,050)
Phantom Units
Units
Vested units (in shares)								(338,694)
Weighted-average grant date fair value
Vested units (in dollars per share)								$ 17.45
Phantom Units | Southcross Energy Partners LLC [Member]
Units
Vested units (in shares)			0						(40,272)
Weighted-average grant date fair value
Vested units (in dollars per share)			$ 0						$ 22.30
Phantom Units | Minimum [Member] | Southcross Energy Partners LLC [Member]
Weighted-average grant date fair value
Percentage of voting power that must change hands resulting in a change in control for the awards to vest									50.00%
Equity Equivalent Units [Member] | Southcross Energy Partners LLC [Member]
Unit based compensation
Vesting period								3 years
Weighted-average grant date fair value
Number of units grated		15,000
Unit-based compensation expense									$ 600,000	$ 400,000
Incentive Plan
Unit based compensation
Vesting period				3 years				3 years
Units
Unvested at the beginning of the period (in shares)			0	470,750			182,673	182,673	144,500
Granted units (in shares)			146,000	372,283				787,321	112,179
Forfeited units (in shares)			(1,500)	(17,514)					(20,700)
Units recaptured for tax withholdings (in shares)								(159,500)	(13,034)
Unvested at the end of the period (in shares)			144,500	825,519				470,750	182,673	144,500
Weighted-average grant date fair value
Unvested at the beginning of the period (in dollars per unit)			$ 0	$ 20.45			$ 22.55	$ 22.55	$ 23.01
Granted units (in dollars per unit)			23.01	13.80				19.82	21.96
Forfeited units (in dollars per unit)			23.01	20.69					22.09
Units recaptured for tax withholdings (in dollars per unit)								17.06	23.01
Unvested at the end of the period (in dollars per unit)			$ 23.01	$ 18.15				$ 20.45	$ 22.55	$ 23.01
Fair value				$ 5,100,000		$ 0		$ 15,600,000	$ 2,500,000
Unamortized compensation expense				$ 12,900,000				$ 9,100,000	$ 3,600,000		$ 3,200,000
Period of amortization of compensation expense				3 years				3 years
Units available for issuance (in shares)				545,515			1,525,121	900,284	1,527,055
Employee Savings Plan
Weighted-average grant date fair value
Employer matching contribution, percent of employees' contribution				100.00%				100.00%
Employer matching contribution, percent of employees' gross pay				6.00%				6.00%
Maximum annual contributions by employer, amount				$ 17,500				$ 17,500
Matching contributions expensed for employee savings plan				$ 181,000			$ 356,000	927,000	$ 628,000	$ 512,000
LTIP [Member]
Weighted-average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost					$ 7,200,000
Equity Equivalent Units [Member]
Weighted-average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost					$ 100,000			$ 100,000
Phantom Units
Weighted-average grant date fair value
Preferred Units, Authorized									10,832